UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 4.3%
BHP Billiton Ltd.(a)	1,209,604	$71,221,484
CSL Ltd.	1,944,871	126,082,167
Woodside Petroleum Ltd.	1,848,074	65,623,051
Woolworths Ltd.	1,298,466	38,882,696
		301,809,398

CANADA — 5.0%
Canadian Natural Resources Ltd.(b)	1,641,271	63,746,966
Enbridge, Inc.(b)	2,783,629	133,280,156
Imperial Oil Ltd.(b)	1,469,071	69,369,533
Magna International, Inc.(b)	899,525	85,373,918
		351,770,573

CHINA — 0.5%
AAC Technologies Holdings, Inc.	5,427,627	31,448,488

COLOMBIA — 1.3%
Bancolombia S.A.(a)	1,563,624	88,688,753

DENMARK — 1.1%
Novo Nordisk A/S(a)	1,667,427	79,402,874

FRANCE — 11.4%
Air Liquide S.A.	621,093	75,727,452
AXA S.A.	5,163,607	127,198,092
BNP Paribas S.A.	2,594,838	172,222,253
Carrefour S.A.	3,170,146	97,912,544
Dassault Systemes	1,615,188	103,762,109
Essilor International S.A.	600,664	65,876,233
L'Oreal S.A.	270,591	42,916,170
LVMH Moet Hennessy Louis Vuitton S.A.	458,421	74,442,602
Technip S.A.(a)	1,899,356	39,829,495
		799,886,950

GERMANY — 16.1%
Allianz S.E.(a)	5,548,044	89,434,469
BASF S.E.	1,205,861	110,000,203
Bayer A.G.(a)	1,205,579	168,913,674
Continental A.G.	732,204	138,705,352
Fresenius S.E. & Co. KGaA	2,068,925	102,145,103
Henkel A.G. & Co. KGaA(a)	1,388,381	137,907,885
Muenchener Rueckversicherungs A.G.	424,263	83,696,956
SAP S.E.(a)	1,156,976	83,487,388
Siemens A.G.	1,047,499	124,649,470
Volkswagen A.G.	442,748	91,434,984
		1,130,375,484

IRELAND — 1.5%
Ryanair Holdings PLC*(a)	1,834,253	$103,506,897

JAPAN — 14.6%
FANUC Corp.	659,177	119,213,977
Fuji Heavy Industries Ltd.	3,805,526	126,064,455
Honda Motor Co., Ltd.(a)	1,871,772	64,164,344
Japan Tobacco, Inc.	2,999,136	97,458,203
JGC Corp.	2,426,463	66,294,783
Komatsu Ltd.	4,274,859	98,796,924
Kubota Corp.	7,771,264	123,045,394
Nitto Denko Corp.	1,641,574	89,886,345
Rakuten, Inc.	3,871,894	44,571,168
Sysmex Corp.	1,576,045	63,465,755
Terumo Corp.	1,956,782	46,945,793
Tokyo Electron Ltd.	1,241,833	80,936,792
		1,020,843,933

MEXICO — 1.6%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	7,473,900	47,735,463
Wal-Mart de Mexico S.A.B. de C.V.(a)	2,516,176	63,256,665
		110,992,128

NETHERLANDS — 2.0%
Gemalto N.V.	546,379	50,170,387
Royal Dutch Shell PLC(a)	1,091,929	86,393,423
		136,563,810

PERU — 1.2%
Credicorp Ltd.	563,295	86,403,820

SINGAPORE — 2.8%
Singapore Telecommunications Ltd.	31,869,832	94,867,524
United Overseas Bank Ltd.(a)	2,864,988	100,818,927
		195,686,451

SOUTH AFRICA — 1.8%
MTN Group Ltd.	6,136,530	129,377,130

SOUTH KOREA — 0.1%
Partron Co., Ltd.	1,123,798	10,269,820

SPAIN — 1.9%
Inditex S.A.	4,791,565	132,270,677

SWEDEN — 3.2%
Sandvik A.B.	5,353,577	60,127,807
SKF A.B.(a)	3,001,444	62,700,165
Svenska Cellulosa A.B. SCA - B Shares	4,232,386	100,566,207
		223,394,179

SWITZERLAND — 10.9%
ABB Ltd.	4,576,822	102,381,404
Adecco S.A.	1,544,691	104,422,535
Coca-Cola HBC A.G.	3,128,310	67,506,384
Givaudan S.A.	62,574	99,742,890
Nestle S.A.(a)	1,247,574	91,858,874
Novartis A.G.(a)	733,605	69,054,239
Roche Holding A.G.	488,751	144,329,701
Syngenta A.G.(a)	1,295,832	82,116,874
		761,412,901

TAIWAN — 2.2%
Largan Precision Co., Ltd.	720,000	$51,510,996
Novatek Microelectronics Corp.	3,489,000	17,218,865
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	4,254,463	85,855,063
		154,584,924

TURKEY — 1.1%
Turkiye Garanti Bankasi A.S.	21,042,772	73,958,420

UNITED KINGDOM — 11.8%
Barclays PLC(a)	7,619,817	112,849,490
Compass Group PLC	3,426,052	55,254,460
Diageo PLC(a)	486,524	56,144,870
HSBC Holdings PLC(a)	2,262,344	115,108,063
Prudential PLC(a)	2,894,240	128,822,623
Reckitt Benckiser Group PLC	742,437	64,183,793
Rio Tinto PLC	578,461	28,342,057
SABMiller PLC	1,966,820	108,987,461
Standard Life PLC	14,459,066	96,739,097
WPP PLC	3,128,442	62,668,236
		829,100,150

UNITED STATES — 3.3%
Aflac, Inc.	2,063,692	120,210,059
Mettler-Toledo International, Inc.*	425,214	108,910,062
		229,120,121

TOTAL COMMON STOCKS (Cost $4,919,535,224) — 99.7%		6,980,867,881

SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,000,000) — 0.2%		15,000,000

TOTAL INVESTMENTS (Cost $4,934,535,224) — 99.9%		6,995,867,881
Other assets less liabilities — 0.1%		9,102,382

TOTAL NET ASSETS — 100.0%		$7,004,970,263

(equivalent to $35.77 per share; unlimited shares of $1.00 par value capital shares authorized; 195,833,492 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 87.8%
BRAZIL — 9.4%
AMBEV S.A.(a)	64,790	$424,375
Hypermarcas S.A.*	33,800	242,750
Odontoprev S.A.	93,800	341,049
Tegma Gestao Logistica	74,800	543,933
		1,552,107

CHILE — 1.0%
Forus S.A.	37,400	158,060

CHINA — 7.0%
China Animal Healthcare Ltd.	297,000	229,850
Greatview Aseptic Packaging Co., Ltd.	424,000	278,484
Haier Electronics Group Co., Ltd.	245,000	642,498
		1,150,832

INDIA — 13.0%
Bharti Airtel Ltd.	64,900	425,287
Castrol India Ltd.	61,930	428,895
ITC Ltd.	65,500	391,808
Pidilite Industries Ltd.	66,450	427,125
Snowman Logistics Ltd.*	331,058	471,715
		2,144,830

INDONESIA — 2.9%
Kalbe Farma Tbk P.T.	1,473,000	205,097
Mitra Adiperkasa Tbk P.T.	604,000	272,630
		477,727

KENYA — 2.2%
Safaricom Ltd.	2,459,800	355,335

MALAYSIA — 1.6%
Oldtown Bhd	473,900	256,777

MEXICO — 5.8%
Fresnillo PLC	16,300	199,899
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	162,000	382,368
Megacable Holdings S.A.B. de C.V.	77,162	366,147
		948,414

PERU — 9.6%
Alicorp S.A.A.	142,700	395,085
Corp Lindley S.A.*	769,893	719,402
InRetail Peru Corp.*(b)	24,497	465,443
		1,579,930

RUSSIA — 5.9%
Magnit OJSC	2,215	554,864
Mail.ru Group Ltd.*(c)	14,790	415,747
		970,611

SOUTH AFRICA — 5.0%
MTN Group Ltd.	12,685	$267,439
Nampak Ltd.	95,200	347,040
Shoprite Holdings Ltd.	17,200	212,961
		827,440

SOUTH KOREA — 4.2%
Samsung Electronics Co., Ltd.	260	291,722
Samsung Electronics Co., Ltd.(b)(c)	250	139,523
Samsung Life Insurance Co., Ltd.	2,659	267,013
		698,258

THAILAND — 3.0%
Mega Lifesciences PCL	817,900	496,352

TURKEY — 4.8%
Coca-Cola Icecek A.S.	14,600	314,145
Turk Traktor ve Ziraat Makineleri A.S.	15,628	483,561
		797,706

UNITED ARAB EMIRATES — 2.3%
Aramex PJSC	431,600	376,020

UNITED STATES — 8.5%
Anadarko Petroleum Corp.	3,918	397,442
Frank's International N.V.	15,200	284,240
National Oilwell Varco, Inc.	5,173	393,665
Schlumberger Ltd.	3,229	328,357
		1,403,704

VIETNAM — 1.6%
Viet Nam Dairy Products JSC	54,814	271,133

TOTAL COMMON STOCKS (Cost $13,615,944) — 87.8%		14,465,236

TOTAL INVESTMENTS (Cost $13,615,944) — 87.8%		14,465,236
Other assets less liabilities — 12.2%		2,016,031

TOTAL NET ASSETS — 100.0%		$16,481,267

(equivalent to $11.79 per share; unlimited shares of $1.00 par value capital shares authorized; 1,397,321 shares outstanding)

JSC - Joint Stock Company
MTN - Medium Term Note
OJSC - Open Joint Stock Company

PCL - Public Company Limited
PJSC - Private Joint Stock Company
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	144A restricted security.
(c)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.6%
AUSTRALIA — 0.5%
Amcor Ltd.	4,410	$43,683

BRAZIL — 0.4%
Hypermarcas S.A.*	4,800	34,473

CANADA — 4.1%
Canadian Pacific Railway Ltd. (a)	920	190,873
Magna International, Inc. (a)	809	76,782
MEG Energy Corp.*	2,480	76,127
		343,782

CHINA — 1.1%
Greatview Aseptic Packaging Co., Ltd.	53,000	34,811
Haier Electronics Group Co., Ltd.	21,000	55,071
		89,882

FINLAND — 1.2%
Sampo - A Shares	2,181	105,459

FRANCE — 3.1%
Air Liquide S.A. (b)	2,580	62,746
AXA S.A.	5,346	131,691
Dassault Systemes	1,106	71,051
		265,488

GERMANY — 3.1%
BASF S.E. (b)	821	75,179
Bayer A.G. (b)	756	105,923
Daimler A.G.	1,100	84,007
		265,109

INDONESIA — 0.4%
Kalbe Farma Tbk P.T.	250,500	34,879

IRELAND — 1.3%
Ryanair Holdings PLC*(b)	1,928	108,797

ITALY — 1.1%
Intesa Sanpaolo S.p.A. (b)	5,060	91,409

JAPAN — 6.7%
FANUC Corp. (b)	3,338	100,908
Japan Tobacco, Inc.	2,900	94,237
JGC Corp.*(b)	861	46,993
Kao Corp. (b)	2,674	104,286
Sysmex Corp.	2,800	112,753
Toyota Motor Corp. (b)	922	108,363
		567,540

MEXICO — 1.0%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	8,500	$54,289
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	12,400	29,268
		83,557

NETHERLANDS — 3.0%
Core Laboratories N.V.	659	96,444
NXP Semiconductor N.V.*	2,283	156,226
		252,670

PERU — 0.7%
Credicorp Ltd.	403	61,816

SINGAPORE — 1.1%
United Overseas Bank Ltd. (b)	2,597	91,389

SOUTH AFRICA — 0.4%
MTN Group Ltd.	1,467	30,929

SPAIN — 0.8%
Banco Bilbao Vizcaya Argentaria S.A. (b)	5,456	65,472

SWEDEN — 1.2%
Hennes & Mauritz A.B. (b)	12,138	99,653

SWITZERLAND — 2.4%
Nestle S.A. (b)	1,630	120,017
Roche Holding A.G. (b)	2,204	81,526
		201,543

TAIWAN — 1.0%
Hermes Microvision, Inc.	2,000	83,195

TURKEY — 0.8%
Turk Traktor ve Ziraat Makineleri A.S.	1,031	31,901
Turkiye Garanti Bankasi A.S.	11,214	39,414
		71,315

UNITED KINGDOM — 3.8%
Diageo PLC (b)	761	87,819
Prudential PLC (b)	2,091	93,071
SABMiller PLC	1,494	82,787
Vodafone Group PLC (b)	1,734	57,031
		320,708

UNITED STATES — 58.4%
Actavis PLC*	681	$164,312
Adobe Systems, Inc.*	2,230	154,294
Alaska Air Group, Inc.	814	35,442
Allergan, Inc.	626	111,547
AMC Networks, Inc. - Class A*	771	45,042
Anadarko Petroleum Corp.	1,555	157,739
Applied Materials, Inc.	6,000	129,660
Avago Technologies Ltd.	2,261	196,707
Boeing Co.	1,306	166,358
Carpenter Technology Corp.	519	23,433
Chart Industries, Inc.*	536	32,766
Chevron Corp.	1,109	132,326
CNO Financial Group, Inc.	2,081	35,294
Compass Minerals International, Inc.	325	27,391
Computer Sciences Corp.	1,656	101,264
Discover Financial Services	1,856	119,508
Dominion Resources, Inc.	1,334	92,166
Exelis, Inc.	1,425	23,569
Generac Holdings, Inc.*	650	26,351
General Electric Co.	7,010	179,596
Gilead Sciences, Inc.*	1,115	118,692
Google, Inc. - Class A*	151	88,850
Google, Inc. - Class C*	151	87,181
Hartford Financial Services Group, Inc.	1,575	58,669
IAC/InterActiveCorp	300	19,770
KeyCorp	4,675	62,318
Kirby Corp.*	401	47,258
Kraft Foods Group, Inc.	2,667	150,419
Lincoln National Corp.	1,175	62,956
Marsh & McLennan Cos., Inc.	3,485	182,405
Mettler-Toledo International, Inc.*	368	94,256
Microsoft Corp.	3,500	162,260
Monsanto Co.	1,162	130,737
Perrigo Co. PLC	615	92,367
Pioneer Natural Resources Co.	850	167,424
Priceline Group, Inc.*	48	55,612
Questar Corp.	1,050	23,404
Salix Pharmaceuticals Ltd.*	333	52,028
Schlumberger Ltd.	1,600	162,704
Signature Bank*	725	81,243
Team Health Holdings, Inc.*	1,625	94,234
Texas Instruments, Inc.	1,900	90,611
Trinity Industries, Inc.	1,068	49,897
TRW Automotive Holdings Corp.*	1,050	106,312
Tyson Foods, Inc. - Class A	1,975	77,756
U.S. Bancorp	3,241	135,571
U.S. Silica Holdings, Inc.	1,300	81,263
Vectrus, Inc.*	79	1,546
Verizon Communications, Inc.	2,866	143,271
Walt Disney Co.	2,190	194,976
Zoetis, Inc.	2,990	110,480
		4,941,235

TOTAL COMMON STOCKS (Cost $6,600,730) — 97.6%	8,253,983

TOTAL INVESTMENTS (Cost $6,600,730) — 97.6%	$8,253,983
Other assets less liabilities — 2.4%	200,357

TOTAL NET ASSETS — 100.0%	$8,454,340

(equivalent to $12.91 per share; unlimited shares of $1.00 par value capital shares authorized; 654,667 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 25.0%
AMC Entertainment Holdings, Inc. - Class A	3,730	$85,753
AMC Networks, Inc. - Class A*	1,761	102,878
ARAMARK	3,969	104,385
Cinemark Holdings, Inc.	4,829	164,379
Comcast Corp. - Class A	2,465	132,568
DISH Network Corp. - Class A*	806	52,051
Hilton Worldwide Holdings, Inc.*	3,593	88,496
Jarden Corp.*	1,709	102,728
Nexstar Broadcasting Group, Inc. - Class A	2,239	90,500
Oxford Industries, Inc.	1,140	69,529
PVH Corp.	1,397	169,247
Service Corp. International	10,910	230,637
Starwood Hotels & Resorts Worldwide, Inc.	1,533	127,561
Twenty-First Century Fox, Inc. - Class B	1,501	49,998
VF Corp.	1,872	123,608
Wynn Resorts Ltd.	419	78,386
		1,772,704

CONSUMER STAPLES — 5.7%
Anheuser-Busch InBev N.V. (a)	932	103,312
Constellation Brands, Inc. - Class A*	1,052	91,693
Molson Coors Brewing Co. - Class B	896	66,698
Spectrum Brands Holdings, Inc.	1,581	143,128
		404,831

ENERGY — 7.5%
EOG Resources, Inc.	1,367	135,360
Goodrich Petroleum Corp.*	4,147	61,459
Gulfport Energy Corp.*	594	31,720
MEG Energy Corp.*	2,809	86,226
Oasis Petroleum, Inc.*	2,001	83,662
Range Resources Corp.	1,209	81,982
Weatherford International PLC*	2,498	51,958
		532,367

FINANCIALS — 7.3%
Discover Financial Services	1,658	106,759
JPMorgan Chase & Co.	701	42,228
Lazard Ltd. - Class A	2,128	107,890
PacWest Bancorp	2,109	86,954
Regions Financial Corp.	6,182	62,067
Texas Capital Bancshares, Inc.*	1,916	110,515
		516,413

HEALTH CARE — 15.4%
Actavis PLC*	798	192,541
Akorn, Inc.*	5,928	215,009
Catamaran Corp.*	2,759	116,292
Cooper Cos., Inc.	876	136,437
Envision Healthcare Holdings, Inc.*	6,540	226,807
HCA Holdings, Inc.*	1,509	106,415
Salix Pharmaceuticals Ltd.*	666	104,056
		1,097,557

INDUSTRIALS — 11.8%
Delta Air Lines, Inc.	1,468	$53,068
General Dynamics Corp.	837	106,374
Honeywell International, Inc.	1,122	104,481
Huntington Ingalls Industries, Inc.	679	70,758
Nielsen N.V.	2,427	107,589
Ryder System, Inc.	690	62,079
Sensata Technologies Holding N.V.*	1,706	75,968
Union Pacific Corp.	666	72,208
Wabtec Corp.	1,267	102,678
Waste Connections, Inc.	1,709	82,921
		838,124

INFORMATION TECHNOLOGY — 18.1%
Amphenol Corp. - Class A	856	85,480
Apple, Inc.	809	81,507
Avago Technologies Ltd.	1,611	140,157
Cisco Systems, Inc.	3,589	90,335
Fidelity National Information Services, Inc.	2,308	129,940
iGATE Corp.*	2,677	98,299
Microsoft Corp.	1,908	88,455
NXP Semiconductor N.V.*	2,948	201,732
Seagate Technology PLC	1,116	63,913
Skyworks Solutions, Inc.	2,659	154,355
TE Connectivity Ltd.	1,423	78,678
VeriFone Systems, Inc.*	2,040	70,135
		1,282,986

MATERIALS — 6.6%
Ball Corp.	996	63,017
Berry Plastics Group, Inc.*	6,420	162,041
Crown Holdings, Inc.*	3,473	154,618
Sonoco Products Co.	2,279	89,542
		469,218

TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	1,455	72,735

TOTAL COMMON STOCKS (Cost $6,614,363) — 98.4%		6,986,935

TOTAL INVESTMENTS (Cost $6,614,363) — 98.4%	$6,986,935
Other assets less liabilities — 1.6%	116,352

TOTAL NET ASSETS — 100.0%	$7,103,287

(equivalent to $11.03 per share; unlimited shares of $1.00 par value capital shares authorized; 644,083 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.3%
CONSUMER DISCRETIONARY — 20.1%
Advance Auto Parts, Inc.	68,700	$8,951,610
AMC Networks, Inc. - Class A*	403,325	23,562,246
Big Lots, Inc.	860,765	37,055,933
Chipotle Mexican Grill, Inc.*	42,520	28,343,407
Discovery Communications, Inc. - Class C*	209,650	7,815,752
Dollar Tree, Inc.*	455,100	25,517,457
DR Horton, Inc.	712,052	14,611,307
Expedia, Inc.	147,000	12,880,140
HomeAway, Inc.*	492,600	17,487,300
Lear Corp.	260,300	22,492,523
Life Time Fitness, Inc.*	156,940	7,916,054
LKQ Corp.*	771,900	20,524,821
Lululemon Athletica, Inc.*	440,300	18,497,003
O'Reilly Automotive, Inc.*	48,000	7,217,280
Panera Bread Co. - Class A*	156,719	25,501,316
Priceline Group, Inc.*	23,746	27,511,641
Ross Stores, Inc.	418,900	31,660,462
Tenneco, Inc.*	186,875	9,775,431
Thor Industries, Inc.	283,225	14,586,088
TripAdvisor, Inc.*	394,963	36,107,517
TRW Automotive Holdings Corp.*	845,688	85,625,910
		483,641,198

CONSUMER STAPLES — 5.1%
Casey's General Stores, Inc.	159,675	11,448,698
JM Smucker Co.	187,400	18,550,726
Molson Coors Brewing Co. - Class B	170,200	12,669,688
Monster Beverage Corp.*	182,429	16,723,266
Sanderson Farms, Inc.	141,200	12,418,540
Tyson Foods, Inc. - Class A	1,297,750	51,092,417
		122,903,335

ENERGY — 6.1%
Antero Resources Corp.*	759,345	41,680,447
Bristow Group, Inc.	269,925	18,138,960
Diamondback Energy, Inc.*	240,425	17,978,982
Energen Corp.	131,350	9,488,724
Gulfport Energy Corp.*	801,789	42,815,533
Western Refining, Inc.	401,871	16,874,563
		146,977,209

FINANCIALS — 11.1%
American Capital Agency Corp. REIT	510,611	10,850,484
Comerica, Inc.	266,675	13,296,416
Hartford Financial Services Group, Inc.	2,007,925	74,795,206
KeyCorp	7,467,404	99,540,495
Lincoln National Corp.	221,913	11,890,099
Principal Financial Group, Inc.	226,500	11,884,455
Regions Financial Corp.	2,451,980	24,617,879
Signature Bank*	179,975	20,167,998
		267,043,032

HEALTH CARE — 10.7%
Acorda Therapeutics, Inc.*	321,300	$10,885,644
Air Methods Corp.*	256,325	14,238,854
Akorn, Inc.*	331,926	12,038,956
Catamaran Corp.*(a)	549,775	23,173,016
Cooper Cos., Inc.	105,875	16,490,031
DaVita HealthCare Partners, Inc.*	452,975	33,130,591
Isis Pharmaceuticals, Inc.*	294,146	11,421,689
Medivation, Inc.*	252,025	24,917,712
PAREXEL International Corp.*	292,475	18,452,248
PerkinElmer, Inc.	557,675	24,314,630
Perrigo Co. PLC(a)	241,800	36,315,942
Universal Health Services, Inc. - Class B	302,725	31,634,763
		257,014,076

INDUSTRIALS — 8.8%
AECOM Technology Corp.*	708,300	23,905,125
Chart Industries, Inc.*	190,050	11,617,757
Con-way, Inc.	242,218	11,505,355
Exelis, Inc.	1,496,899	24,758,709
Generac Holdings, Inc.*	88,225	3,576,642
Huntington Ingalls Industries, Inc.	38,691	4,031,989
JetBlue Airways Corp.*	2,062,132	21,899,842
Kirby Corp.*	166,025	19,566,046
Manpowergroup, Inc.	269,550	18,895,455
Southwest Airlines Co.	347,650	11,740,140
Spirit Airlines, Inc.*	239,050	16,527,917
Textron, Inc.	403,009	14,504,294
Trinity Industries, Inc.	453,981	21,209,992
United Rentals, Inc.*	64,500	7,165,950
Vectrus, Inc.*	77,154	1,506,820
		212,412,033

INFORMATION TECHNOLOGY — 16.4%
Arrow Electronics, Inc.*	225,875	12,502,181
Avago Technologies Ltd.(a)	420,525	36,585,675
Avnet, Inc.	781,166	32,418,389
Computer Sciences Corp.	1,422,825	87,005,749
DST Systems, Inc.	183,075	15,363,654
FEI Co.	58,229	4,391,631
Fidelity National Information Services, Inc.	317,450	17,872,435
IAC/InterActiveCorp	358,700	23,638,330
iGATE Corp.*	419,690	15,411,017
Lam Research Corp.	127,175	9,499,972
NXP Semiconductor N.V.*(a)	493,025	33,737,701
Palo Alto Networks, Inc.*	178,050	17,466,705
Seagate Technology PLC(a)	624,540	35,767,406
Skyworks Solutions, Inc.	520,678	30,225,358
Yelp, Inc.*	350,975	23,954,044
		395,840,247

MATERIALS — 9.7%
Allegheny Technologies, Inc.	260,102	$9,649,784
CF Industries Holdings, Inc.	97,135	27,122,035
Compass Minerals International, Inc.	497,613	41,938,824
Eagle Materials, Inc.	128,300	13,064,789
KapStone Paper and Packaging Corp.*	527,689	14,759,461
Louisiana-Pacific Corp.*	545,000	7,406,550
Rockwood Holdings, Inc.	170,125	13,006,056
U.S. Silica Holdings, Inc.	1,582,204	98,903,572
Westlake Chemical Corp.	104,475	9,046,490
		234,897,561

UTILITIES — 8.3%
Atmos Energy Corp.	2,374,322	113,255,159
DTE Energy Co.	829,275	63,091,242
Questar Corp.	1,071,999	23,894,858
		200,241,259

TOTAL COMMON STOCKS (Cost $2,107,170,445) — 96.3%		2,320,969,950

SHORT-TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	75,000,000	75,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $75,000,000) — 3.1%		75,000,000

TOTAL INVESTMENTS (Cost $2,182,170,445) — 99.4%		2,395,969,950
Other assets less liabilities — 0.6%		13,797,181

TOTAL NET ASSETS — 100.0%		$2,409,767,131

(equivalent to $18.30 per share; unlimited shares of $1.00 par value capital shares authorized; 131,650,171 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.8%
CONSUMER DISCRETIONARY — 11.7%
Buckle, Inc.	90,025	$4,086,235
Cracker Barrel Old Country Store, Inc.	61,600	6,356,504
iRobot Corp.*	115,600	3,520,020
Monro Muffler Brake, Inc.	95,600	4,639,468
Sotheby's	101,200	3,614,864
Steiner Leisure Ltd.*(a)	85,000	3,195,150
Weight Watchers International, Inc.	103,500	2,840,040
		28,252,281

CONSUMER STAPLES — 1.1%
Darling Ingredients, Inc.*	140,000	2,564,800

ENERGY — 3.2%
Geospace Technologies Corp.*	60,860	2,139,229
Gulfport Energy Corp.*	105,800	5,649,720
		7,788,949

FINANCIALS — 8.8%
CNO Financial Group, Inc.	212,600	3,605,696
Cohen & Steers, Inc.	107,726	4,140,988
eHealth, Inc.*	31,100	750,443
EverBank Financial Corp.	140,500	2,481,230
Hercules Technology Growth Capital, Inc.	230,400	3,331,584
Mid-America Apartment Communities, Inc. REIT	43,000	2,822,950
Portfolio Recovery Associates, Inc.*	77,710	4,058,793
		21,191,684

HEALTH CARE — 28.4%
Acorda Therapeutics, Inc.*	75,000	2,541,000
Adeptus Health, Inc. - Class A*	44,300	1,103,070
Air Methods Corp.*	74,400	4,132,920
Akorn, Inc.*	219,900	7,975,773
Bruker Corp.*	265,400	4,913,881
Centene Corp.*	64,300	5,318,253
Covance, Inc.*	65,100	5,123,370
Cynosure, Inc. - Class A*	128,200	2,692,200
Genomic Health, Inc.*	70,600	1,998,686
Hanger, Inc.*	35,000	718,200
HMS Holdings Corp.*	105,000	1,979,250
ICU Medical, Inc.*	60,145	3,860,106
MWI Veterinary Supply, Inc.*	10,400	1,543,360
Omnicell, Inc.*	135,400	3,700,482
Salix Pharmaceuticals Ltd.*	48,500	7,577,640
Sirona Dental Systems, Inc.*	42,800	3,281,904
Team Health Holdings, Inc.*	117,900	6,837,021
U.S. Physical Therapy, Inc.	90,050	3,186,869
		68,483,985

INDUSTRIALS — 15.1%
Aegion Corp.*	139,800	$3,110,550
Alaska Air Group, Inc.	112,400	4,893,896
Celadon Group, Inc.	141,600	2,754,120
Chart Industries, Inc.*	45,500	2,781,415
Erickson, Inc.*	138,800	1,803,012
Genesee & Wyoming, Inc. - Class A*	27,500	2,621,025
Kirby Corp.*	27,000	3,181,950
Power Solutions International, Inc.*	20,000	1,380,000
PowerSecure International, Inc.*	217,600	2,084,608
Teledyne Technologies, Inc.*	41,500	3,901,415
Triumph Group, Inc.	31,100	2,023,055
United Rentals, Inc.*	44,700	4,966,170
WageWorks, Inc.*	21,900	997,107
		36,498,323

INFORMATION TECHNOLOGY — 25.9%
ADTRAN, Inc.	66,400	1,363,192
Ambarella, Inc.*(a)	121,400	5,301,538
Amber Road, Inc.*	50,100	868,734
BroadSoft, Inc.*	158,700	3,339,048
Conversant, Inc.*	121,800	4,171,650
Covisint Corp.*	157,245	652,567
Cypress Semiconductor Corp.	209,300	2,066,837
Daktronics, Inc.	187,500	2,304,375
Electronics for Imaging, Inc.*	29,700	1,311,849
ePlus, Inc.*	47,800	2,679,190
II-VI, Inc.*	166,200	1,956,174
j2 Global, Inc.	117,000	5,775,120
Jack Henry & Associates, Inc.	126,900	7,063,254
Kofax Ltd.*(a)	34,300	265,482
Liquidity Services, Inc.*	110,600	1,520,750
Monotype Imaging Holdings, Inc.	100,700	2,851,824
Peregrine Semiconductor Corp.*	168,300	2,081,871
Semtech Corp.*	129,800	3,524,070
Stratasys Ltd.*(a)	49,745	6,008,201
TIBCO Software, Inc.*	156,000	3,686,280
Veeco Instruments, Inc.*	106,300	3,715,185
		62,507,191

MATERIALS — 5.6%
Balchem Corp.	59,200	3,348,944
Carpenter Technology Corp.	32,500	1,467,375
Marrone Bio Innovations, Inc.*	123,500	328,510
U.S. Silica Holdings, Inc.	135,100	8,445,101
		13,589,930

TOTAL COMMON STOCKS (Cost $164,959,154) — 99.8%		240,877,143

TOTAL INVESTMENTS (Cost $164,959,154) — 99.8%	$240,877,143
Other assets less liabilities — 0.2%	590,468

TOTAL NET ASSETS — 100.0%	$241,467,611

(equivalent to $23.94 per share; unlimited shares of $1.00 par value capital shares authorized; 10,084,649 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.6%
AmeriCredit Automobile Receivables Trust Series 2013-1, Class A2, 0.490%, 6/8/16(a)	$7,499	$7,499
Chase Issuance Trust Series 2012-A5, Class A5, 0.590%, 8/15/17(a)	150,000	150,153
Fifth Third Auto Trust Series 2014-1, Class A2, 0.460%, 8/15/16(a)	430,000	430,136
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 0.435%, 4/25/33(a)(b)	546,509	504,659
GreenPoint Mortgage Funding Trust Series 2005-HE1, Class M2, 0.830%, 9/25/34(a)(b)	152,938	152,093
GSAA Trust Series 2006-S1, Class 1A1, 0.475%, 1/25/37(a)(b)	150,011	61,242
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	300,000	301,336
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	365,000	364,505
Home Equity Loan Trust Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	3,587	3,570
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	96,325	81,720
Home Loan Trust
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	3,178	3,171
Series 2006-HI4, Class A3, 5.440%, 9/25/36(a)	17,241	17,257
Huntington Auto Trust
Series 2011-1A, Class A3, 1.010%, 1/15/16(a)(c)	5,341	5,343
Series 2012-2, Class A3, 0.510%, 4/17/17(a)	313,671	313,808
IndyMac Home Equity Loan Trust Series 2004-2, Class A, 0.276%, 9/28/36(a)(b)	301,691	295,046
MSCC Heloc Trust Series 2007-1, Class A, 0.255%, 12/25/31(a)(b)	364,463	342,260
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.775%, 1/25/36(a)(b)(c)	56,072	44,324
SLM Student Loan Trust Series 2005-10, Class A4, 0.344%, 10/25/19(a)(b)	91,895	91,780
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.455%, 12/25/35(a)(b)(c)	99,710	96,750
TOTAL ASSET-BACKED SECURITIES (Cost $3,248,660) — 8.6%		3,266,652

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.679%, 6/24/50(a)(b)(c)	298,721	320,826
CD Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.400%, 7/15/44(a)(b)	285,274	293,005
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4, 5.014%, 2/15/38(a)(b)	187,311	187,662
Series 2005-C6, Class A4, 5.230%, 12/15/40(a)(b)	408,860	421,497
GE Capital Commercial Mortgage Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	711,071	720,127
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class A4, 5.335%, 8/12/37(a)(b)	358,601	362,531
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	106,529	106,519
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4, 5.291%, 1/12/44(a)(b)	403,282	419,518

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	$352,699	$350,738
Series 2013-C9, Class A1, 0.825%, 5/15/46(a)	133,988	133,526
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	91,478	91,194
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	112,289	112,075
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,572,700) — 9.3%		3,519,218

CORPORATE BONDS — 29.9%
21st Century Fox America, Inc. 8.000%, 10/17/16	285,000	323,873
Ally Financial, Inc. 8.300%, 2/12/15	435,000	443,700
Anadarko Petroleum Corp. 6.375%, 9/15/17	260,000	294,715
ArcelorMittal 9.500%, 2/15/15	450,000	462,375
Bank of America Corp. 1.700%, 8/25/17	435,000	433,120
Capital One N.A. 1.500%, 9/5/17(a)	250,000	248,907
Caterpillar Financial Services Corp. 1.250%, 8/18/17	120,000	119,649
Citigroup, Inc. 4.450%, 1/10/17	460,000	490,117
Coca-Cola Enterprises, Inc. 2.000%, 8/19/16	270,000	274,337
Credit Suisse 1.375%, 5/26/17	360,000	357,964
Daimler Finance North America, LLC 1.375%, 8/1/17(c)	115,000	114,464
Deutsche Bank A.G. 6.000%, 9/1/17	150,000	167,861
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)	215,000	218,857
DISH DBS Corp. 7.750%, 5/31/15	250,000	258,437
DPL, Inc. 6.500%, 10/15/16(a)	320,000	339,200
Duke Energy Indiana, Inc. 6.050%, 6/15/16	175,000	189,854
Enel Finance International N.V. 3.875%, 10/7/14(c)	200,000	200,082
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	577,890
1.724%, 12/6/17	365,000	362,427
Goldman Sachs Group, Inc. 3.625%, 2/7/16	435,000	449,539
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	197,000	213,968
5.375%, 3/15/17	515,000	562,384
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	252,900
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	346,675
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	285,000	314,070

Liberty Property LP 5.500%, 12/15/16	$75,000	$81,338
Lincoln National Corp. 4.300%, 6/15/15	145,000	148,683
MetLife, Inc. 1.756%, 12/15/17	370,000	372,215
Morgan Stanley 3.800%, 4/29/16	340,000	354,253
New York Life Global Funding 1.125%, 3/1/17(c)	95,000	95,003
Principal Life Global Funding II 1.500%, 9/11/17(c)	255,000	254,864
Prudential Financial, Inc. 4.750%, 9/17/15	140,000	145,534
Prudential Holdings, LLC 1.109%, 12/18/17(b)(c)	278,571	280,557
Prudential Insurance Co. of America 8.100%, 7/15/15(c)	150,000	157,246
Qwest Corp. 7.500%, 10/1/14	100,000	100,000
Transocean, Inc. 5.050%, 12/15/16	500,000	532,952
UBS A.G. 5.875%, 12/20/17	145,000	163,251
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	106,769	117,606
Wells Fargo & Co. 1.400%, 9/8/17	550,000	548,368
TOTAL CORPORATE BONDS (Cost $11,361,795) — 29.9%		11,369,235

MORTGAGE-BACKED SECURITIES — 33.0%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	6,190	6,189
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 4.543%, 3/27/37(a)(b)(c)	126,649	130,851
Fannie Mae Pool
2.970%, 3/1/15	85,000	85,174
1.730%, 1/1/17	410,000	416,276
3.000%, 11/1/21	378,205	393,817
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	106,681	109,822
Series 2011-143, Class AC, 1.750%, 4/25/21	541,733	548,121
Series 2011-145, Class A, 1.750%, 6/25/21	550,140	556,506
Series 2011-143, Class M, 1.750%, 1/25/22	241,207	243,844
Series 2008-76, Class GF, 0.805%, 9/25/23(b)	88,695	89,365
Series 2013-136, Class KA, 2.000%, 5/25/25	562,223	571,707
Series 2011-122, Class A, 3.000%, 12/25/25	82,884	85,179
Series 2009-73, Class AE, 4.000%, 5/25/27	5,532	5,547
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	252,255	252,416
Series 2012-M17, Class ASQ2, 0.953%, 11/25/15	594,853	596,405
Series 2014-M3, Class ASQ1, 0.418%, 3/25/16	34,937	34,934
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	246,188	246,958
Series 2014-M9, Class ASQ1, 0.678%, 4/25/17	770,304	767,920
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	720,000	724,386
Series 2014-M6, Class FA, 0.461%, 12/25/17(b)	284,321	284,162
Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	116,863	117,329
Series 2013-M13, Class A, 1.600%, 5/25/18	309,016	309,240
Series 2013-M9, Class ASQ1, 0.982%, 6/25/18	460,661	462,493
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	485,000	484,142
Series 2010-M3, Class A1, 2.587%, 3/25/20	79,474	79,494
Series 2012-M2, Class A1, 1.824%, 2/25/22	178,370	177,163

FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2, 1.655%, 11/25/16(a)	$775,000	$786,189
Series K502, Class A1, 0.727%, 12/25/16(a)	985,568	982,874
Freddie Mac Gold Pool 3.000%, 7/1/24	238,687	247,510
Freddie Mac REMICS
Series 3836, Class MC, 2.000%, 5/15/20(a)	186,177	188,770
Series 3683, Class JH, 2.500%, 12/15/23(a)	248,820	253,959
Series 3939, Class WB, 3.000%, 10/15/25(a)	709,522	734,229
Series 3681, Class AH, 4.000%, 10/15/27(a)	150,001	151,959
Series 3768, Class DE, 2.250%, 11/15/28(a)	113,042	113,927
Series 4302, Class AB, 1.750%, 11/15/29(a)	530,350	532,216
Series 2764, Class UE, 5.000%, 10/15/32(a)	89,369	94,803
Government National Mortgage Association Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	625,300	645,086
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,523,424) — 33.0%		12,510,962

OTHER GOVERNMENTS — 1.0%
Petrobras Global Finance B.V.
1.852%, 5/20/16(b)	285,000	284,715
2.374%, 1/15/19(b)	95,000	94,972
TOTAL OTHER GOVERNMENTS (Cost $378,124) — 1.0%		379,687

U.S. GOVERNMENT AND AGENCIES — 14.6%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	259,252	261,187
Series 2010-C1, Class A1, 1.600%, 10/29/20(a)	62,734	62,947
Series 2010-A1, Class A, 0.504%, 12/7/20(a)(b)	691,512	692,287
United States Treasury Note
0.250%, 7/15/15	1,255,000	1,256,667
0.250%, 12/31/15	1,810,000	1,810,637
1.000%, 5/31/18	1,475,000	1,452,990
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $5,537,631) — 14.6%		5,536,715

SHORT-TERM INVESTMENTS — 3.6%
UMB Money Market Fiduciary, 0.010%	1,347,244	1,347,244

TOTAL SHORT-TERM INVESTMENTS (Cost $1,347,244) — 3.6%		1,347,244

TOTAL INVESTMENTS (Cost $37,969,578) — 100.0%		37,929,713
Liabilities less other assets — 0.0%		(6,693)

TOTAL NET ASSETS — 100.0%		$37,923,020

(equivalent to $10.09 per share; unlimited shares of $1.00 par value capital shares authorized; 3,757,541 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.8%
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(b)	$1,705,000	$1,712,596
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	1,925,000	1,922,390
Mid-State Trust XI
Series 11, Class A1, 4.864%, 7/15/38(a)	340,583	362,750

TOTAL ASSET-BACKED SECURITIES
(Cost $3,973,448) — 1.8%		3,997,736

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,517,683	1,616,914
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4, 5.400%, 7/15/44(a)(c)	622,848	639,727
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	724,694	724,120
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	474,717	472,521
Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	339,309
GE Capital Commercial Mortgage
Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(c)	2,328,026	2,357,676
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	824,269	819,879
GS Mortgage Securities Trust
Series 2007-GG10, Class A4, 5.991%, 8/10/45(a)(c)	2,485,096	2,713,976
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	522,203	522,154
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,238,440	1,237,053
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	522,635	519,729
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A, 5.991%, 8/15/45(b)(c)	2,043,930	2,222,884
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,183,381	1,172,962
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,621,226	1,618,233
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	885,105	883,411

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $18,089,140) — 8.0%		17,860,548

CORPORATE BONDS — 28.6%
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	770,881	833,323
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	887,057	897,036
American Honda Finance Corp.
1.125%, 10/7/16	1,905,000	1,911,521
American International Group, Inc.
5.050%, 10/1/15	890,000	928,811

AT&T, Inc.
1.700%, 6/1/17	$1,075,000	$1,083,844
Bank of America Corp.
4.500%, 4/1/15	2,975,000	3,032,894
1.500%, 10/9/15	3,650,000	3,677,558
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	910,000	903,789
British Telecommunications PLC
2.000%, 6/22/15(d)	740,000	747,456
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust
6.462%, 1/15/21	582,965	655,836
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust
4.575%, 1/15/21	862,609	924,070
Burlington Northern Santa Fe, LLC
3.400%, 9/1/24(a)	1,355,000	1,336,106
Citigroup, Inc.
4.587%, 12/15/15	4,210,000	4,397,766
1.350%, 3/10/17	995,000	992,321
CSX Transportation, Inc.
6.251%, 1/15/23	493,423	581,006
Daimler Finance North America, LLC
1.250%, 1/11/16(b)	1,775,000	1,787,017
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	820,899	956,347
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)(d)	1,905,000	1,939,174
Entergy Texas, Inc.
3.600%, 6/1/15	1,005,000	1,026,240
Ford Motor Credit Co., LLC
4.207%, 4/15/16	2,915,000	3,048,554
2.875%, 10/1/18	4,100,000	4,186,887
General Electric Capital Corp.
1.000%, 12/11/15	1,485,000	1,493,121
1.000%, 1/8/16	2,000,000	2,007,590
1.250%, 5/15/17(a)	1,570,000	1,569,036
Goldman Sachs Group, Inc.
3.700%, 8/1/15	935,000	958,515
1.600%, 11/23/15	1,875,000	1,890,180
1.436%, 4/30/18(c)	2,250,000	2,299,169
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	760,293
5.375%, 3/15/17	800,000	873,606
ING Bank N.V.
3.750%, 3/7/17(b)(d)	2,005,000	2,109,499
JPMorgan Chase & Co.
1.100%, 10/15/15	2,700,000	2,711,229
0.855%, 2/26/16(c)	1,625,000	1,634,633
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	1,030,000	1,028,190
Metropolitan Life Global Funding I
2.500%, 9/29/15(b)	120,000	122,359
Morgan Stanley
1.485%, 2/25/16(c)	885,000	896,990
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	462,788	530,448
UBS A.G.
5.875%, 12/20/17(d)	378,000	425,579
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 7/2/25	1,209,719	1,331,412

Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	$1,532,664	$1,697,483
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 7/2/30	652,763	773,056
Verizon Communications, Inc.
1.350%, 6/9/17	1,835,000	1,825,676
Wells Fargo & Co.
1.400%, 9/8/17	1,130,000	1,126,646

TOTAL CORPORATE BONDS
(Cost $62,997,590) — 28.6%		63,912,266

MORTGAGE-BACKED SECURITIES — 14.7%
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 41A1, 4.543%, 3/27/37(a)(b)(c)	200,383	207,031
Fannie Mae Pool
3.330%, 7/1/20	801,785	846,041
3.330%, 10/1/20	1,254,754	1,321,838
3.230%, 11/1/20	1,341,629	1,403,564
2.160%, 1/1/23	3,705,779	3,569,614
4.000%, 4/1/24	505,394	539,274
2.500%, 3/1/26	511,070	517,027
2.100%, 12/1/27	1,308,158	1,244,205
2.000%, 7/1/28	1,120,680	1,089,592
4.550%, 10/1/33	965,832	965,832
5.970%, 1/1/40	355,811	424,719
5.970%, 1/1/40	189,766	226,517
5.100%, 12/1/40	300,366	335,187
Fannie Mae REMICS
Series 2008-76, Class GF, 0.805%, 9/25/23(c)	454,488	457,921
Series 2004-67, Class VC, 4.500%, 2/25/25	53,235	53,212
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	2,491,978	2,493,560
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	2,025,230	2,024,557
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	2,250,000	2,263,707
Series 2013-M14, Class A, 1.700%, 8/25/18	2,011,583	1,997,212
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	1,992,563	1,981,052
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,246,419
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,440,767	1,448,411
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	353,666	370,483
Series 3873, Class DG, 3.000%, 7/15/27(a)	123,141	126,298
Series 3688, Class JA, 3.500%, 1/15/30(a)	450,896	469,284
Ginnie Mae I Pool
2.140%, 8/15/23	1,043,760	1,028,434
2.730%, 6/15/32	4,389,629	4,355,539
Ginnie Mae II Pool
7.000%, 7/20/16	2,158	2,174

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $32,623,165) — 14.7%		33,008,704

OTHER GOVERNMENTS — 0.7%
Petrobras Global Finance B.V.
2.374%, 1/15/19(c)(d)	885,000	884,734
Petroleos Mexicanos
3.500%, 7/18/18(d)	735,000	762,195

TOTAL OTHER GOVERNMENTS
(Cost $1,615,531) — 0.7%		1,646,929

U.S. GOVERNMENT AND AGENCIES — 43.4%
United States Treasury Note
0.250%, 3/31/15	$14,505,000	$14,519,171
0.250%, 5/15/15	6,640,000	6,647,782
0.250%, 5/31/15	3,195,000	3,198,994
0.250%, 9/30/15	51,105,000	51,164,895
1.500%, 1/31/19	5,580,000	5,545,125
1.625%, 6/30/19	7,880,000	7,838,142
2.500%, 5/15/24	8,330,000	8,335,206

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $97,270,126) — 43.4%		97,249,315

SHORT-TERM INVESTMENTS — 2.6%
UMB Money Market Fiduciary, 0.010%	5,795,207	5,795,207

TOTAL SHORT-TERM INVESTMENTS (Cost $5,795,207) — 2.6%		5,795,207

TOTAL INVESTMENTS (Cost $222,364,207) — 99.8%		223,470,705
Other assets less liabilities — 0.2%		464,803

TOTAL NET ASSETS — 100.0%		$223,935,508

(equivalent to $11.47 per share; unlimited shares of $1.00 par value capital shares authorized; 19,222,021 shares outstanding for Institutional Class; equivalent to $11.47 per share; unlimited shares of $1.00 par value capital shares authorized; 295,764 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 3.9%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$2,104,580	$1,786,409
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.375%, 10/25/36(a)(b)	660,215	642,368
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	801,010	764,580
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	4,555,000	4,575,292
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,475,000	4,468,932
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	4,806	4,782
Series 2003-HS3, Class A2A, 0.435%, 8/25/33(a)(b)	144,783	134,872
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	698,438	481,856
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	364,479
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,345,479	1,141,475
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	723,739	770,844
MSCC Heloc Trust Series 2007-1, Class A, 0.255%, 12/25/31(a)(b)	2,765,319	2,596,859
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.775%, 1/25/36(a)(b)(c)	342,232	270,528
RFMSII Trust Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,108,517	920,863
SACO I Trust Series 2006-9, Class A1, 0.455%, 8/25/36(a)(b)	505,223	616,420
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2, 0.455%, 12/25/35(a)(b)(c)	533,880	518,029
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	1,545,505	1,049,444

TOTAL ASSET-BACKED SECURITIES (Cost $19,574,534) — 3.9%		21,108,032

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,649,845	2,823,100
CD Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.400%, 7/15/44(a)(b)	2,258,418	2,319,621
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,401,919	1,400,809
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	759,547	756,033
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	865,000	931,753
GE Capital Commercial Mortgage Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	5,654,473	5,726,488
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,597,021	1,588,517
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.991%, 8/10/45(a)(b)	5,364,725	5,858,821
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	937,877	937,788
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	2,357,957	2,355,316

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	$965,111	$959,745
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	3,106,376	3,079,024
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,691,426	2,686,458
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,502,696	1,499,822

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,202,796) — 6.1%		32,923,295

CORPORATE BONDS — 24.1%
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,100,000
5.500%, 2/15/17	1,015,000	1,055,600
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,511,081	1,633,478
American Honda Finance Corp. 1.125%, 10/7/16	4,175,000	4,189,291
American International Group, Inc.
5.050%, 10/1/15	1,830,000	1,909,803
6.400%, 12/15/20	1,400,000	1,665,604
AT&T, Inc. 1.700%, 6/1/17	2,085,000	2,102,153
Bank of America Corp.
4.500%, 4/1/15	6,410,000	6,534,739
1.500%, 10/9/15	3,755,000	3,783,350
1.250%, 1/11/16	3,700,000	3,715,736
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	2,205,000	2,189,951
British Telecommunications PLC 2.000%, 6/22/15(d)	1,790,000	1,808,036
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	1,088,571	1,224,642
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	625,963	681,954
Burlington Northern Santa Fe, LLC 3.400%, 9/1/24(a)	3,280,000	3,234,264
Citigroup, Inc.
4.587%, 12/15/15	8,230,000	8,597,058
1.350%, 3/10/17	2,315,000	2,308,768
Daimler Finance North America, LLC 1.250%, 1/11/16(c)	3,780,000	3,805,591
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,311,551	1,527,956
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(d)	3,325,000	3,384,647
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,640,000	2,665,370
2.750%, 5/15/15	3,175,000	3,216,437
4.207%, 4/15/16	2,495,000	2,609,311
3.984%, 6/15/16	1,910,000	2,000,479
4.250%, 2/3/17	2,500,000	2,650,870
5.000%, 5/15/18	3,370,000	3,680,532
4.375%, 8/6/23	2,625,000	2,750,850
General Electric Capital Corp.
1.000%, 12/11/15	3,200,000	3,217,501
1.000%, 1/8/16	4,195,000	4,210,920
1.250%, 5/15/17(a)	3,600,000	3,597,790
Goldman Sachs Group, Inc.
3.700%, 8/1/15	1,915,000	1,963,162
1.600%, 11/23/15	2,920,000	2,943,640
1.436%, 4/30/18(b)	3,970,000	4,056,756

Hartford Financial Services Group, Inc.
5.500%, 10/15/16	$1,090,000	$1,183,885
5.375%, 3/15/17	1,625,000	1,774,513
ING Bank N.V. 3.750%, 3/7/17(c)(d)	3,950,000	4,155,870
JPMorgan Chase & Co.
1.100%, 10/15/15	3,675,000	3,690,284
0.855%, 2/26/16(b)	2,535,000	2,550,028
3.250%, 9/23/22	1,780,000	1,751,969
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	670,000	738,339
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	2,470,000	2,465,660
Metropolitan Life Global Funding I 2.500%, 9/29/15(c)	740,000	754,549
Morgan Stanley 1.485%, 2/25/16(b)	1,255,000	1,272,003
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,847,128	2,117,178
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,163,699	1,349,891
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	1,988,627	2,227,262
UBS A.G. 5.875%, 12/20/17(d)	949,000	1,068,451
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	411,373	453,128
Verizon Communications, Inc. 1.350%, 6/9/17	4,615,000	4,591,551
Wells Fargo & Co. 1.400%, 9/8/17	2,690,000	2,682,016

TOTAL CORPORATE BONDS (Cost $127,569,474) — 24.1%		130,842,816

MORTGAGE-BACKED SECURITIES — 12.4%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	10,432	10,431
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 4.543%, 3/27/37(a)(b)(c)	378,906	391,477
Fannie Mae Pool
3.330%, 7/1/20	1,708,566	1,802,873
3.330%, 10/1/20	3,228,524	3,401,134
3.230%, 11/1/20	3,445,228	3,604,273
2.160%, 1/1/23	7,213,206	6,948,164
4.000%, 4/1/24	1,510,168	1,611,403
2.500%, 3/1/26	1,065,768	1,078,190
2.100%, 12/1/27	2,534,556	2,410,647
2.000%, 7/1/28	2,581,238	2,509,635
5.970%, 1/1/40	545,577	651,235
5.970%, 1/1/40	706,878	843,775
5.100%, 12/1/40	481,539	537,364
Fannie Mae REMICS Series 2004-67, Class VC, 4.500%, 2/25/25	103,058	103,012
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	5,100,911	5,104,150
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	4,582,990	4,581,469
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	5,500,000	5,533,506
Series 2013-M14, Class A, 1.700%, 8/25/18	4,571,780	4,539,119
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	4,557,154	4,530,827
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	3,500,354	3,518,927

Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	$1,671,112	$1,750,575
Series 3873, Class DG, 3.000%, 7/15/27(a)	325,445	333,786
Ginnie Mae I Pool
2.140%, 8/15/23	2,701,990	2,662,317
2.730%, 6/15/32	9,134,406	9,063,469
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,484,887) — 12.4%		67,521,758

OTHER GOVERNMENTS — 0.5%
Petrobras Global Finance B.V. 2.374%, 1/15/19(b)(d)	1,610,000	1,609,517
Petroleos Mexicanos 3.500%, 7/18/18(d)	1,270,000	1,316,990
TOTAL OTHER GOVERNMENTS (Cost $2,872,278) — 0.5%		2,926,507

U.S. GOVERNMENT AND AGENCIES — 48.3%
United States Treasury Note
0.250%, 3/31/15	74,725,000	74,798,006
0.250%, 5/15/15	25,400,000	25,429,769
0.250%, 9/30/15	108,405,000	108,532,051
1.500%, 1/31/19	12,555,000	12,476,531
1.625%, 6/30/19	19,475,000	19,371,549
2.500%, 5/15/24	21,800,000	21,813,625
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $262,449,549) — 48.3%		262,421,531

SHORT-TERM INVESTMENTS — 4.1%
UMB Money Market Fiduciary, 0.010%	22,522,451	22,522,451

TOTAL SHORT-TERM INVESTMENTS (Cost $22,522,451) — 4.1%		22,522,451

TOTAL INVESTMENTS (Cost $534,675,969) — 99.4%		540,266,390
Other assets less liabilities — 0.6%		3,332,043

TOTAL NET ASSETS — 100.0%		$543,598,433

(equivalent to $32.23 per share; unlimited shares of $1.00 par value capital shares authorized; 14,384,945 shares outstanding for Institutional Class; equivalent to $32.22 per share; unlimited shares of $1.00 par value capital shares authorized; 2,483,969 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/ Sell(e) Protection	Rating of Reference Entity (Moody's/ S&P)	Pay/ Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Value (g)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America Investment Grade Index Series 22	Sell	Baa/BBB+	Receive	1.00%	6/20/2019	$24,890,000	$400,243	$387,119	$13,124

Intercontinental Exchange	CDX North America High Yield Index Series 22	Sell	B1/B+	Receive	5.00%	6/20/2019	21,106,800	1,302,066	1,292,993	9,073

TOTAL SWAP CONTRACTS							$45,996,800	$1,702,309	$1,680,112	$22,197

(e)
 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)
 The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.3%
Conseco Financial Corp.
Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$618,177	$524,721
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A2, 5.393%, 4/25/36(a)(b)	982,419	980,549
Series 2006-S10, Class A2, 0.375%, 10/25/36(a)(b)	4,142,758	4,030,771
Series 2006-S10, Class A3, 0.475%, 10/25/36(a)(b)	2,771,826	2,239,050
Series 2007-S1, Class A2, 5.609%, 11/25/36(a)(b)	2,164,083	2,163,583
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	301,679	287,959
GreenPoint Mortgage Funding Trust
Series 2005-HE1, Class M2, 0.830%, 9/25/34(a)(b)	1,841,038	1,830,866
GSAA Trust
Series 2006-S1, Class 1A1, 0.475%, 1/25/37(a)(b)	1,470,620	600,385
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	15,000,000	15,066,825
Series 2009-2A, Class A2, 5.290%, 3/25/16(a)(c)	20,085,000	20,329,374
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	12,825,000	12,807,609
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	22,505	22,396
Series 2003-HS3, Class A2A, 0.435%, 8/25/33(a)(b)	9,219	8,588
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(b)	11,320,731	11,386,357
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	7,059,646	4,870,485
Home Equity Mortgage Trust
Series 2006-1, Class A2, 5.800%, 5/25/36(a)	2,121,447	1,799,789
Home Loan Trust
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	50,850	50,728
Honda Auto Receivables Owner Trust
Series 2014-3, Class A3, 0.880%, 6/15/18(a)	17,590,000	17,587,344
MSCC Heloc Trust
Series 2007-1, Class A, 0.255%, 12/25/31(a)(b)	20,270,162	19,035,324
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A3, 0.595%, 1/25/36(a)(b)(c)	198,559	156,022
Series 2006-S1, Class A2, 0.775%, 1/25/36(a)(b)(c)	842,046	665,620
RFMSII Trust
Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(b)	610,237	583,444
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2, 0.455%, 12/25/35(a)(b)(c)	929,580	901,980
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	2,169,129	1,472,904

TOTAL ASSET-BACKED SECURITIES (Cost $117,665,349) — 5.3%		119,402,673

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
GE Capital Commercial Mortgage
Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	21,536,675	21,810,967
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4, 4.954%, 9/15/30(a)	11,099,447	11,287,049
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class A4, 4.803%, 10/15/41(a)	1,675,116	1,673,459

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,564,774) — 1.5%		34,771,475

CORPORATE BONDS — 31.8%
Aegon N.V.
4.625%, 12/1/15(d)	$3,104,000	$3,243,404
Ally Financial, Inc.
8.300%, 2/12/15	6,360,000	6,487,200
3.125%, 1/15/16	47,295,000	47,295,000
5.500%, 2/15/17	11,980,000	12,459,200
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	2,082,530	2,251,215
American Honda Finance Corp.
1.200%, 7/14/17	11,625,000	11,581,046
American International Group, Inc.
5.050%, 10/1/15	28,570,000	29,815,881
Bank of America Corp.
4.500%, 4/1/15	12,820,000	13,069,477
1.500%, 10/9/15	27,673,000	27,881,931
1.250%, 1/11/16	14,245,000	14,305,584
2.600%, 1/15/19	10,150,000	10,130,228
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	11,125,000	11,049,072
Citigroup, Inc.
4.587%, 12/15/15	39,325,000	41,078,895
1.350%, 3/10/17	8,245,000	8,222,804
1.550%, 8/14/17	37,150,000	36,877,468
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	2,123,727	2,357,337
Daimler Finance North America, LLC
1.250%, 1/11/16(c)	11,165,000	11,240,587
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	4,413,352	5,141,555
Ford Motor Credit Co., LLC
3.875%, 1/15/15	5,400,000	5,451,894
2.500%, 1/15/16	5,125,000	5,219,259
4.207%, 4/15/16	24,776,000	25,911,137
1.483%, 5/9/16(b)	2,560,000	2,595,136
3.984%, 6/15/16	49,382,000	51,721,275
2.875%, 10/1/18	19,510,000	19,923,456
General Electric Capital Corp.
3.500%, 6/29/15	7,625,000	7,806,551
1.000%, 12/11/15	18,845,000	18,948,063
1.250%, 5/15/17(a)	17,800,000	17,789,071
Goldman Sachs Group, Inc.
3.700%, 8/1/15	23,140,000	23,721,971
1.600%, 11/23/15	20,895,000	21,064,166
1.436%, 4/30/18(b)	1,400,000	1,430,594
John Deere Capital Corp.
2.250%, 6/7/16	2,975,000	3,047,587
Johnson Controls, Inc.
1.400%, 11/2/17	5,900,000	5,850,806
JPMorgan Chase & Co.
3.400%, 6/24/15	12,655,000	12,920,540
1.100%, 10/15/15	25,350,000	25,455,431
3.450%, 3/1/16	11,980,000	12,406,859
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	15,920,000	15,892,029
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	5,020,000	5,069,010
2.500%, 9/29/15(c)	11,665,000	11,894,346
Morgan Stanley
3.450%, 11/2/15	42,850,000	44,063,084
3.800%, 4/29/16	3,297,000	3,435,210
NBCUniversal Enterprise, Inc.
0.771%, 4/15/16(b)(c)	5,325,000	5,336,710

Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	$2,668,074	$3,058,147
Principal Life Global Funding II
1.125%, 9/18/15(c)	6,950,000	6,998,080
Prudential Financial, Inc.
4.750%, 9/17/15	11,501,000	11,955,589
5.500%, 3/15/16	975,000	1,038,713
U.S. Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	6,579,605	7,418,504
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,100,225	1,276,260
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	7,078,400	7,927,808
Verizon Communications, Inc.
1.350%, 6/9/17	19,575,000	19,475,539
Wells Fargo & Co.
1.400%, 9/8/17	10,725,000	10,693,168
0.863%, 4/23/18(b)	5,275,000	5,327,064

TOTAL CORPORATE BONDS (Cost $714,086,978) — 31.8%		716,610,941

MORTGAGE-BACKED SECURITIES — 3.7%
Fannie Mae-Aces
Series 2014-M4, Class ASQ1, 0.484%, 1/25/17	15,545,639	15,519,367
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	23,000,000	23,140,116
Series 2014-M6, Class FA, 0.461%, 12/25/17(b)	7,132,117	7,128,144
Series 2014-M1, Class ASQ1, 1.388%, 11/25/18	21,234,642	21,164,419
Series 2012-M9, Class AB1, 1.372%, 4/25/22	2,404,032	2,390,038
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	13,226,710	13,296,891

TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,704,765) — 3.7%		82,638,975

OTHER GOVERNMENTS — 0.3%
Petrobras Global Finance B.V.
2.374%, 1/15/19(b)(d)	1,120,000	1,119,664
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,716,235
3.125%, 1/23/19(c)(d)	4,385,000	4,494,625

TOTAL OTHER GOVERNMENTS (Cost $7,143,360) — 0.3%		7,330,524

U.S. GOVERNMENT AND AGENCIES — 52.5%
United States Treasury Note
0.250%, 12/15/14	56,880,000	56,902,240
0.250%, 2/15/15	352,145,000	352,420,025
0.125%, 4/30/15	429,305,000	429,472,858
1.500%, 2/28/19	42,135,000	41,835,463
1.625%, 6/30/19	219,495,000	218,329,043
1.625%, 7/31/19	84,440,000	83,912,250

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,183,828,063) — 52.5%		1,182,871,879

SHORT-TERM INVESTMENTS — 3.0%
UMB Money Market Fiduciary, 0.010%	68,509,642	$68,509,642

TOTAL SHORT-TERM INVESTMENTS (Cost $68,509,642) — 3.0%		68,509,642

TOTAL INVESTMENTS (Cost $2,209,502,931) — 98.1%		2,212,136,109
Other assets less liabilities — 1.9%		43,394,977

TOTAL NET ASSETS — 100.0%		$2,255,531,086

(equivalent to $11.56 per share; unlimited shares of $1.00 par value capital shares authorized; 158,039,581 shares outstanding for Institutional Class; equivalent to $11.55 per share; unlimited shares of $1.00 par value capital shares authorized; 37,104,778 shares outstanding for Class Y)

LLC - Limited Liability Company
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS

Description	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)

Japanese Yen	(12,170,000,000)	$(114,987,647)	$(111,047,503)	$3,940,144
TOTAL FORWARD CONTRACTS		$(114,987,647)	$(111,047,503)	$3,940,144

FUTURES CONTRACTS

Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)

U.S. Treasury Long Bond	December 2014	(6,995)	$(966,676,700)	$(964,654,218)	$2,022,482
TOTAL FUTURES CONTRACTS			$(966,676,700)	$(964,654,218)	$2,022,482

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/ Sell(e) Protection	Rating of Reference Entity (Moody's/ S&P)	Pay/ Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Value (g)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America Investment Grade Index Series 22	Sell	Baa/BBB+	Receive	1.00%	6/20/2019	$134,760,000	$2,167,009	$2,099,929	$67,080

Intercontinental Exchange	CDX North America High Yield Index Series 22	Sell	B1/B+	Receive	5.00%	6/20/2019	119,334,600	7,361,681	7,802,723	(441,042)

TOTAL SWAP CONTRACTS							$254,094,600	$9,528,690	$9,902,652	$(373,962)

(e)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)
 The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded.  NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix pricing and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by, and under the supervision of, the Board.

When-issued securities and mortgage-backed securities are valued by using an evaluated bid price provided by an independent pricing service. When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees of the Trust (the “Board”). Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Funds’ assets:

International:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$71,221,484	$230,587,914	$-	$301,809,398
Canada	351,770,573	-	-	351,770,573
China	-	31,448,488	-	31,448,488
Colombia	88,688,753	-	-	88,688,753
Denmark	79,402,874	-	-	79,402,874
France	39,829,495	760,057,455	-	799,886,950
Germany	479,743,416	650,632,068	-	1,130,375,484
Ireland	103,506,897	-	-	103,506,897
Japan	64,164,344	956,679,589	-	1,020,843,933
Mexico	63,256,665	47,735,463	-	110,992,128
Netherlands	86,393,423	50,170,387	-	136,563,810
Peru	86,403,820	-	-	86,403,820
Singapore	100,818,927	94,867,524	-	195,686,451
South Africa	-	129,377,130	-	129,377,130
South Korea	-	10,269,820	-	10,269,820
Spain	-	132,270,677	-	132,270,677
Sweden	62,700,165	160,694,014	-	223,394,179
Switzerland	243,029,987	518,382,914	-	761,412,901
Taiwan	85,855,063	68,729,861	-	154,584,924
Turkey	-	73,958,420	-	73,958,420
United Kingdom	412,925,046	416,175,104	-	829,100,150
United States	229,120,121	-	-	229,120,121
Short-Term Investments	15,000,000	-	-	15,000,000
Total Investments	$2,663,831,053	$4,332,036,828	$-	$6,995,867,881

Emerging Markets:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$424,375	$1,127,732	$-	$1,552,107
Chile	-	158,060	-	158,060
China	-	1,150,832	-	1,150,832
India	-	2,144,830	-	2,144,830
Indonesia	-	477,727	-	477,727
Kenya	-	355,335	-	355,335
Malaysia	-	256,777	-	256,777
Mexico	-	948,414	-	948,414
Peru	-	1,579,930	-	1,579,930
Russia	554,864	415,747	-	970,611
South Africa	-	827,440	-	827,440
South Korea	291,722	406,536	-	698,258
Thailand	-	496,352	-	496,352
Turkey	-	797,706	-	797,706
United Arab Emirates	-	376,020	-	376,020
United States	1,119,464	284,240	-	1,403,704
Vietnam	-	271,133	-	271,133
Total Common Stocks	$2,390,425	$12,074,811	$-	$14,465,236

Global Equity:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$43,683	$-	$43,683
Brazil	-	34,473	-	34,473
Canada	267,655	76,127	-	343,782
China	-	89,882	-	89,882
Finland	-	105,459	-	105,459
France	62,746	202,742	-	265,488
Germany	181,102	84,007	-	265,109
Indonesia	-	34,879	-	34,879
Ireland	108,797	-	-	108,797
Italy	-	91,409	-	91,409
Japan	360,550	206,990	-	567,540
Mexico	-	83,557	-	83,557
Netherlands	252,670	-	-	252,670
Peru	61,816	-	-	61,816
Singapore	91,389	-	-	91,389
South Africa	-	30,929	-	30,929
Spain	65,472	-	-	65,472
Sweden	99,653	-	-	99,653
Switzerland	201,543	-	-	201,543
Taiwan	-	83,195	-	83,195
Turkey	-	71,315	-	71,315
United Kingdom	237,921	82,787	-	320,708
United States	4,941,235	-	-	4,941,235
Total Common Stocks	$6,932,549	$1,321,434	$-	$8,253,983

Equity Opportunity:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,986,935	$-	$-	$6,986,935

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$2,320,969,950	$-	$-	$2,320,969,950
Short-Term Investments	75,000,000	-	-	75,000,000
Total Investments	$2,395,969,950	$-	$-	$2,395,969,950

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$240,877,143	$-	$-	$240,877,143

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,266,652	$-	$3,266,652
Commercial Mortgage-Backed Securities	-	3,519,218	-	3,519,218
Corporate Bonds	-	11,369,235	-	11,369,235
Mortgage-Backed Securities	-	12,510,962	-	12,510,962
Other Governments	-	379,687	-	379,687
U.S. Government and Agencies	-	5,536,715	-	5,536,715
Short-Term Investments	1,347,244	-	-	1,347,244
Total Investments	$1,347,244	$36,582,469	$-	$37,929,713

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,997,736	$-	$3,997,736
Commercial Mortgage-Backed Securities	-	17,860,548	-	17,860,548
Corporate Bonds	-	63,912,266	-	63,912,266
Mortgage-Backed Securities	-	33,008,704	-	33,008,704
Other Governments	-	1,646,929	-	1,646,929
U.S. Government and Agencies	-	97,249,315	-	97,249,315
Short-Term Investments	5,795,207	-	-	5,795,207
Total Investments	$5,795,207	$217,675,498	$-	$223,470,705

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$21,108,032	$-	$21,108,032
Commercial Mortgage-Backed Securities	-	32,923,295	-	32,923,295
Corporate Bonds	-	130,842,816	-	130,842,816
Mortgage-Backed Securities	-	67,521,758	-	67,521,758
Other Governments	-	2,926,507	-	2,926,507
U.S. Government and Agencies	-	262,421,531	-	262,421,531
Short-Term Investments	22,522,451	-	-	22,522,451
Total Investments	$22,522,451	$517,743,939	$-	$540,266,390

Other Financial Instruments(b)
Swap Contracts	$-	$1,702,309	$-	$1,702,309

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$119,402,673	$-	$119,402,673
Commercial Mortgage-Backed Securities	-	34,771,475	-	34,771,475
Corporate Bonds	-	716,610,941	-	716,610,941
Mortgage-Backed Securities	-	82,638,975	-	82,638,975
Other Governments	-	7,330,524	-	7,330,524
U.S. Government and Agencies	-	1,182,871,879	-	1,182,871,879
Short-Term Investments	68,509,642	-	-	68,509,642
Total Investments	$68,509,642	$2,143,626,467	$-	$2,212,136,109

Other Financial Instruments(b)
Forward Contracts	$-	$3,940,144	$-	$3,940,144
Futures Contracts	2,022,482	-	-	2,022,482
Swap Contracts	-	9,528,690	-	9,528,690
Total Other Financial Instruments	$2,022,482	$13,468,834	$-	$15,491,316

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the periods ended September 30, 2014. It is the Funds' policy to recognize transfers between Levels at the end of the period. As of June 30, 2014, the International, Emerging Markets and Global Equity Funds held all Level 1 securities. As of September 30, 2014, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2014 to September 30, 2014, represented by recognizing the September 30, 2014 market value of securities classified as Level 1 as of June 30, 2014 that transferred hierarchies to Level 2 as of September 30, 2014:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$-	$-	$-
Transfers out of Level 1	(4,332,036,828)	(9,622,882)	(1,023,380)
Net transfers in (out) of Level 1	$(4,332,036,828)	$(9,622,882)	$(1,023,380)

Transfers into Level 2	$4,332,036,828	$9,622,882	$1,023,380
Transfers out of Level 2	-	-	-
Net transfers in (out) of Level 2	$4,332,036,828	$9,622,882	$1,023,380

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.
Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was settled.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

ii.
Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and, with respect to over-the-counter credit default swaps, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

iii.
Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including index and interest rate Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. As of September 30, 2014, the Funds were not entered into to-be-announced securities.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on September 30, 2014.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At September 30, 2014, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	4,936,440,671	2,199,939,651	(140,512,441)	2,059,427,210
Emerging Markets	13,617,518	1,524,418	(676,700)	847,718
Global Equity	6,611,464	1,848,276	(205,757)	1,642,519
Mid Cap	2,197,293,404	272,091,326	(73,414,780)	198,676,546
Small Cap	165,045,684	91,433,301	(15,601,842)	75,831,459
Equity Opportunity	6,614,363	554,135	(181,563)	372,572
Low Duration Bond	37,969,935	85,187	(125,409)	(40,222)
Core Bond	222,396,528	1,626,426	(552,249)	1,074,177
Core Plus Bond	534,710,101	6,742,897	(1,186,608)	5,556,289
Unconstrained Bond	2,209,511,197	6,882,940	(4,258,028)	2,624,912

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 25, 2014

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 25, 2014